Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets, Net
Note 9. Other Intangible Assets, Net
Other intangible assets consisted of the following:

	December 31, 2024			December 31, 2023
	Carrying Amount, net of Impairment	Accumulated Amortization	Net book value	Carrying Amount, net of Impairment	Accumulated Amortization	Net book value
	(U.S. $ in thousands)
Developed technology	$402,976	$(318,312)	$84,664	$403,180	$(300,780)	$102,400
Patents	21,902	(11,726)	10,176	19,396	(10,246)	9,150
Trademarks and trade names	22,149	(17,957)	4,192	22,286	(15,936)	6,350
Customer relationships	102,560	(95,339)	7,221	102,520	(92,639)	9,881
Capitalized software development costs	3,117	(3,117)	—	4,367	(4,367)	—
	$552,704	$(446,451)	$106,253	$551,749	$(423,968)	$127,781
Amortization expenses
Amortization expense relating to intangible assets for the years ended December 31, 2024, 2023 and 2022, was approximately $23.9 million, $26.5 million and $37.1 million, respectively.
As of December 31, 2024, estimated future amortization expense relating to definite life intangible assets for each of the next five years and thereafter were as follows:

Estimated amortization expenses
Year ending December 31,	(U.S. $ in thousands)
2025	$21,440
2026	21,350
2027	20,428
2028	16,404
2029	10,558
2030 and thereafter	16,073
Total	$106,253
No impairment charges were recorded during 2024, 2023 and 2022.